Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 90,173	$ 1,302		₨ 80,084	₨ 85,143
Items that will not be reclassified to profit and loss in subsequent periods
Defined benefit plan actuarial gains/(losses)	235	3		567	169
Net change in fair value of financial instruments through OCI	(464)	(7)		(750)	(168)
Items that will not be reclassified to profit or loss	(229)	(4)		(183)	1
Items that may be reclassified to profit and loss in subsequent periods
Translation difference relating to foreign operations	3,238	47		3,576	(3,354)
Net change in fair value of hedges of net investment in foreign operations	(287)	(4)		(49)	276
Reclassification of foreign currency translation differences to profit and loss on sale of hosted data center services, Workday and Cornerstone OnDemand business	(4,210)	(61)
Net change in time value of option contracts designated as cash flow hedges	463	7		1	9
Net change in intrinsic value of option contracts designated as cash flow hedges	811	12		(76)	77
Net change in fair value of forward contracts designated as cash flow hedges	1,255	18		(5,945)	3,910
Net change in fair value of financial instruments through OCI	(18)		[1]	(433)	1,179
Items that may be reclassified subsequently to profit or loss	1,252	19		(2,926)	2,097
Total other comprehensive income, net of taxes	1,023	15		(3,109)	2,098
Total comprehensive income for the year	91,196	1,317		76,975	87,241
Total comprehensive income attributable to:
Equity holders of the Company	90,945	1,315		76,956	87,062
Non-controlling interest	251	4		19	179
Total comprehensive income for the year	₨ 91,196	$ 1,317		₨ 76,975	₨ 87,241

[1]	Value is less than ₹ 1